Stock Warrants and Earnouts - Summary of Fair Value Private Placement Warrants Basis Valuation Techniques (Detail) - Private Placement Warrants [Member]	Jul. 31, 2021 yr	Feb. 26, 2021 yr
Market price of public stock [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	23.65	30.83
Exercise price [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	11.50	11.50
Expected term (years) [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	4.6	5.0
Expected volatility [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	0.702	0.735
Risk-free interest rate [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	0.006	0.008
Dividend rate [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	0.000	0.000